Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Loss	$ (38,238)	$ (18,326)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	8,512	8,248
Amortization of loan costs	1,236	1,733
Gain on settlement of indemnification liability	(1,155)
Loss on interest rate cap	151
(Gain)/Loss on sale of real estate	(660)	52
Equity based payment	7,484	2,510
Impairment	8,982
Issuance of Preferred Series 2 Stock	16,101
Change in fair value of Earn-out liability	(4,065)
Changes in operating assets and liabilities
Due to and from related parties	156	470
Accounts payable and accrued expenses	2,687	7,100
Deferred offering costs	(3,022)	(2,086)
Other assets, net	(101)	(267)
Deferred revenue	122	221
Accounts receivable	(420)	2,182
Net cash provided by (used in) operating activities	(2,125)	1,509
Cash flows from investing activities:
Capital expenditures	(1,821)	(2,408)
Capitalized technology		(171)
Purchase of investment in real estate		(17,513)
Proceeds from sale of investment in real estate	1,475	650
Net cash (used in) investing activities	(346)	(19,442)
Cash flows from financing activities
Proceeds from line of credit		73,700
Payments on notes payable	(14,085)	(58,755)
Payments on line of credit	(15,000)
Proceeds from reverse recap, net of payment of equity issuance costs	38,866
Payment of transaction costs for reverse recapitalization	(905)
Payment on interest rate cap	(205)
Distributions to non-controlling interest holders	(463)
Loan fees		(2,734)
Net cash provided by financing activities	8,208	12,211
Net change in cash, cash equivalents and restricted cash	5,737	(5,722)
Cash, cash equivalents and restricted at beginning of period	10,974	16,696
Cash, cash equivalents and restricted at end of period	16,711	10,974
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash, cash equivalents at beginning of period	5,758	11,805
Restricted cash at beginning of period	5,216	4,891
Cash and cash equivalents at end of period	11,134	5,758
Restricted cash at end of period	5,577	5,216
Supplemental disclosures of cash flow information:
Interest Paid	12,740	10,613
Non-cash investing and financing activities:
Dividends declared not yet paid	2,752	3,000
Distributions paid in common stock	791
Accrued capital expenditures	647	1,371
Series 2 Preferred Stock [Member]
Non-cash investing and financing activities:
Distributions paid-in-kind - Series 2	4,600
SBA CARES Act Paycheck Protection Program [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Loss on extinguishment of debt		(328)
Notes Payable, Other Payables [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Loss on extinguishment of debt	$ 105